Stock-Based Compensation - Collaboration agreement and warrant (Details) - Archer Aviation Inc $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 29, 2021 aircraft Milestone $ / shares shares	Sep. 30, 2020 $ / shares	Sep. 30, 2020 $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Nov. 06, 2020 Milestone $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Associated expense related to vested warrants | $				$ 0	$ 0	$ 78,208	$ 0
Research and development warrant expense | $						34	$ 0
Collaboration Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares to be purchased for warrants | shares									1,660,302
Exercise price of warrants									$ 0.01
Common stock, value per share		$ 0.15
Preferred stock, value per share		$ 1.20
Purchase agreement and warrant agreement with United Airlines
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of maximum conditional sale order of aircraft | aircraft	200
Number of additional sale order of aircraft | aircraft	100
Number of warrants issued | shares	14,645,614
Number of shares purchased for one warrant | shares	1
Exercise price of warrants	$ 0.01
Number of milestones | Milestone	4
Common stock, value per share	$ 13.35
Valuation of common stock, PWERM (in percent)	80.00%
Valuation of common stock, OPM (in percent)	20.00%
Fair value of per share of warrants	$ 13.35
Associated expense related to vested warrants | $						$ 78,208
Number of warrants vested | shares						5,858,246
Collaboration agreement with FCA US LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares to be purchased for warrants | shares									1,660,302
Exercise price of warrants									$ 0.01
Number of milestones | Milestone									7
Common stock, value per share			$ 0.15
Preferred stock, value per share			$ 1.20
Research and development warrant expense | $						$ 34		$ 0
Number of warrants vested | shares						232,442